D. SECURITIES AVAILABLE FOR SALE	9 Months Ended
Sep. 30, 2016
SECURITIES AVAILABLE FOR SALE
SECURITIES AVAILABLE FOR SALE

The amortized cost and fair values of securities available-for-sale are as follows:

(Dollar amounts in thousands)	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	value
September 30, 2016
U.S. Treasury securities	$975	$28	$—	$1,003
Obligations of U.S. government agencies	60,724	974	(1)	61,697
Mortgage-backed securities	98,933	2,219	(118)	101,034
Obligations of states and political subdivisions	154,304	4,344	(131)	158,517
Corporate debt	36,219	412	(5)	36,626
	$351,155	$7,977	$(255)	$358,877
December 31, 2015
U.S. Treasury securities	$7,004	$14	$(18)	$7,000
Obligations of U.S. government agencies	84,842	168	(401)	84,609
Mortgage-backed securities	61,579	641	(557)	61,663
Obligations of states and political subdivisions	132,125	3,148	(83)	135,190
Corporate debt	41,045	50	(350)	40,745
	$326,595	$4,021	$(1,409)	$329,207

An analysis of gross unrealized losses of the available-for-sale investment securities portfolio as of September 30, 2016 and December 31, 2015 follows:

(Dollar amounts in thousands)		Less than		12 Months
	Total	12 Months	Total	or Longer	Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
September 30, 2016
Obligations of U.S. Government agencies	$—	$—	$1,008	$(1)	$1,008	$(1)
Mortgage-backed securities	18,864	(114)	2,627	(4)	21,491	(118)
Obligations of states and political subdivisions	13,679	(126)	1,810	(5)	15,489	(131)
Corporate debt	2,015	(3)	1,000	(2)	3,015	(5)
Total	$34,558	$(243)	$6,445	$(12)	$41,003	$(255)

	Total	12 Months	Total	or Longer	Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2015
U. S. Treasury securities	$5,042	$(18)	$—	$—	$5,042	$(18)
Obligations of U.S. Government agencies	55,382	(338)	4,976	(62)	60,358	(401)
Mortgage-backed securities	19,458	(193)	16,714	(365)	36,172	(557)
Obligations of states and political subdivisions	14,988	(74)	1,856	(10)	16,844	(83)
Corporate debt	27,130	(300)	4,449	(50)	31,579	(350)
Total	$122,000	$(923)	$27,995	$(487)	$149,995	$(1,409)

At September 30, 2016, there were 6 securities in an unrealized loss position for twelve consecutive months or more. At the same time, there were 33 securities in an unrealized loss position for less than twelve consecutive months. Management periodically evaluates each security in an unrealized loss position to determine if the impairment is temporary or other-than-temporary. Management reviews market rates, the entity’s financial condition and any relevant news items or legal/tax/regulatory changes. The unrealized losses are due solely to interest rate changes and the Company does not intend to sell nor expects it will be required to sell investment securities identified with impairments prior to the earliest of forecasted recovery or the maturity of the underlying investment security. Management has determined that no investment security was other-than-temporarily impaired at September 30, 2016 and December 31, 2015.

The amortized cost and carrying value of available-for-sale debt securities as of September 30, 2016 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

September 30, 2016:

(Dollar amounts in thousands)	Amortized	Fair
	Cost	Value
Available-for-sale:
Due in one year or less	$12,725	$12,755
Due after one through five years	146,953	150,017
Due after five years through ten years	138,771	142,744
Due after ten years	52,706	53,361
	$351,155	$358,877

For the nine months ended September 30, 2016, gross realized gains amounted to $381,000 on securities sold or called for $35,400,000. For the nine months ended September 30, 2015, gross realized gains amounted to $250,000 on securities sold for $11,463,000. For the nine months ended September 30, 2016 and September 30, 2015, respectively, there were no gross realized losses on securities sold. For the three months ended September 30, 2016, gross realized gains amounted to $140,000 on securities sold for $14,178,000. For the three months ended September 30, 2015, gross realized gains were $29,000 on securities sold for $3,187,000. For the three months ended September 30, 2016 and September 30, 2015, respectively, there were no gross realized losses on securities sold. At September 30, 2016, securities with an amortized cost of $102,449,000 and fair value of $104,857,000 were pledged as collateral for public deposits and for other purposes required by law.